Financial Instruments - Disclosure of acquisitions and fair value changes on Level 3 (Details) - Other investments - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Transfers into Level 3 of fair value hierarchy, assets	$ 0		$ 0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Changes in fair value measurement, assets [abstract]
Fair value at beginning of period	32,000,000
Fair value at end of period	35,000,000	$ 32,000,000
Level 3
Changes in fair value measurement, assets [abstract]
Fair value at beginning of period	25,000,000	21,000,000	13,000,000
Acquisitions	3,000,000	3,000,000	3,000,000
Fair value changes	(3,000,000)	1,000,000	5,000,000
Fair value at end of period	$ 25,000,000	$ 25,000,000	$ 21,000,000